VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
VARIABLE INTEREST ENTITIES
Property, plant and equipment, net	$ 3,376,035	$ 3,174,643
Solar power and battery energy storage systems, net	2,065,498	1,976,939
Total Assets	15,171,729	13,511,550
Short-term borrowings	2,389,037	1,873,306
Long-term borrowings	6,010,269
Total Liabilities	10,902,101	9,361,747
Redeemable non-controlling interests	326,559	247,834
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	17,737	79,220
Project assets	306,795	150,919
Property, plant and equipment, net	374,043	314,319
Solar power and battery energy storage systems, net	320,339	718,585
Other assets	536,407	90,139
Total Assets	1,555,321	1,353,182
Short-term borrowings	37,341	85,531
Long-term borrowings	639,545	495,477
Other liabilities	265,987	241,793
Total Liabilities	942,873	822,801
Redeemable non-controlling interests	$ 173,184	$ 62,650